Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	480,000,000	480,000,000
Ordinary shares, issued	14,942,623	13,590,400
Ordinary shares, outstanding	14,942,623	13,590,400
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	6,409,600	6,409,600
Ordinary shares, outstanding	6,409,600	6,409,600